FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about financial instruments [Table Text Block]
	Available- for-sale	Loans and receivables	Fair value through P&L	Amortized cost	Total	Fair value hierarchy
Financial Assets
Cash and cash equivalents	$–	$36,797	$–	$–	$36,797	n/a
Short-term deposits	–	20,091	–	–	20,091	n/a
Marketable securities	2	–	–	–	2	Level 1
Trade accounts receivable	–	7,679	–	–	7,679	Level 2
Other receivables	–	2,103	–	–	2,103	n/a

Financial Liabilities
Trade and other payables	$–	$7,369	$–	$–	$7,369	n/a
Derivative instruments	–	85	–	–	85	Level 2